Investments (Schedule of equity method investments) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Summarized financial information of equity method investments
Current assets	$ 1,619,371	$ 2,556,281
Non-current assets	5,933,117	4,971,516
Current liabilities	873,966	2,674,092
Non-current liabilities	76,492	70,214
Gross profit	762,632	806,203	$ 813,028
Net (loss) income	2,087,222	(242,638)	272,418
Net (loss) income attributable to the investees	2,097,048	(147,624)	347,351
Equity Method Investments
Summarized financial information of equity method investments
Current assets	765,996	480,890
Non-current assets	2,119,515	1,276,950
Current liabilities	72,495	55,971
Non-current liabilities	106,961	12,968
Revenues	573,021	54,743	147,015
Gross profit	431,241	4,885	102,095
Net (loss) income	402,227	(59,519)	8,893
Net (loss) income attributable to the investees	$ 402,227	$ (59,519)	$ 8,893